INVENTORIES (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Inventory Disclosure [Abstract]
Finished products	$ 21,660	$ 7,722
Raw materials	6,707	6,522
Inventory, net	$ 28,367	$ 14,244